Average Annual Total Returns - Invesco Environmental Focus Municipal Fund	Class A InceptionDate	Class A 1Year	Class A 5Years	Class A 10Years	Class A Return After Taxes on Distributions 1Year	Class A Return After Taxes on Distributions 5Years	Class A Return After Taxes on Distributions 10Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10Years	Class C InceptionDate	Class C 1Year	Class C 5Years	Class C 10Years	Class Y InceptionDate	Class Y 1Year	Class Y 5Years	Class Y Since Inception	Class R6 InceptionDate	Class R6 1Year	Class R6 5Years		Class R6 10Years		S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 1Year		S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 5Years		S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 10Years		Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 1Year		Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 5Years		Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 10Years		S&P Municipal Bond 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P Municipal Bond 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P Municipal Bond 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes) 10Years	Lipper General Municipal Debt Funds Index 1Year	Lipper General Municipal Debt Funds Index 5Years	Lipper General Municipal Debt Funds Index 10Years
Total	Nov. 07, 2006	0.67%	3.66%	5.42%	0.64%	3.65%	5.42%	1.50%	3.58%	5.13%	Nov. 07, 2006	3.52%	3.88%	5.26%	Jul. 29, 2011	5.33%	4.71%	5.57%	May 24, 2019	5.51%	4.67%	[1]	5.94%	[1]	4.95%	[2]	3.83%	[2]	4.66%	[2]	5.21%	[2]	3.91%	[2]	4.63%	[2]	5.84%	4.37%	5.46%	5.00%	4.02%	5.02%

[1]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class.
[2]	Effective September 4, 2020, the Fund changed its benchmark from the Bloomberg Barclays Municipal Bond Index to the S&P Municipal Bond Index. These changes were made to better align with the Fund's risk profile.